Loan and Lease Operations - Summary of Reconciliation of Expected Loan Losses for Loan Operations and Lease Operations (Detail) - Expected credit losses [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and lease operations [Line Items]
Beginning balance	R$ (48,322)	R$ (37,508)
Derecognition	18,007	13,638
Net increase / (Reversal)	(14,001)	(24,452)
Closing balance	(44,316)	(48,322)
Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(7,953)	(6,885)
Derecognition	310	570
Net increase / (Reversal)	2,836	(498)
Closing balance	(4,807)	(7,953)
Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(6,369)	(4,549)
Derecognition	2,354	1,836
Net increase / (Reversal)	(3,376)	(3,656)
Closing balance	(7,391)	(6,369)
Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(21,130)	(19,453)
Derecognition	10,309	11,764
Net increase / (Reversal)	(13,399)	(13,441)
Closing balance	(24,220)	(21,130)
Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(12,870)	(6,621)
Derecognition	5,034	608
Net increase / (Reversal)	(62)	(6,857)
Closing balance	(7,898)	(12,870)
Stage 1 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(9,805)	(8,166)
Transfer to Stage 2	2,289	2,719
Transfer to Stage 3	287	803
Cure from Stage 2	(1,354)	(1,115)
Cure from Stage 3	(99)	(70)
Net increase / (Reversal)	(2,767)	(3,976)
Closing balance	(11,449)	(9,805)
Stage 1 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(740)	(506)
Transfer to Stage 2	36	205
Transfer to Stage 3	8	3
Cure from Stage 2	(132)	(180)
Cure from Stage 3	(2)	(17)
Net increase / (Reversal)	417	(245)
Closing balance	(413)	(740)
Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,273)	(1,092)
Transfer to Stage 2	592	698
Transfer to Stage 3	64	90
Cure from Stage 2	(464)	(306)
Cure from Stage 3	(51)	(41)
Net increase / (Reversal)	(680)	(622)
Closing balance	(1,812)	(1,273)
Stage 1 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(5,403)	(5,215)
Transfer to Stage 2	1,435	1,541
Transfer to Stage 3	203	197
Cure from Stage 2	(579)	(525)
Net increase / (Reversal)	(2,507)	(1,401)
Closing balance	(6,851)	(5,403)
Stage 1 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,389)	(1,353)
Transfer to Stage 2	226	275
Transfer to Stage 3	12	513
Cure from Stage 2	(179)	(104)
Cure from Stage 3	(46)	(12)
Net increase / (Reversal)	3	(1,708)
Closing balance	(2,373)	(2,389)
Stage 2 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(7,882)	(6,557)
Transfer to Stage 1	(2,289)	(2,719)
Transfer to Stage 3	4,223	5,569
Cure from Stage 1	1,354	1,115
Cure from Stage 3	(481)	(388)
Net increase / (Reversal)	(3,200)	(4,902)
Closing balance	(8,275)	(7,882)
Stage 2 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,261)	(91)
Transfer to Stage 1	(36)	(205)
Transfer to Stage 3	32	63
Cure from Stage 1	132	180
Cure from Stage 3	(6)	(9)
Net increase / (Reversal)	274	(1,199)
Closing balance	(865)	(1,261)
Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,337)	(890)
Transfer to Stage 1	(592)	(698)
Transfer to Stage 3	685	550
Cure from Stage 1	464	306
Cure from Stage 3	(112)	(92)
Net increase / (Reversal)	(664)	(513)
Closing balance	(1,556)	(1,337)
Stage 2 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(3,255)	(2,811)
Transfer to Stage 1	(1,435)	(1,541)
Transfer to Stage 3	2,639	2,872
Cure from Stage 1	579	525
Cure from Stage 3	(79)	(69)
Net increase / (Reversal)	(2,950)	(2,231)
Closing balance	(4,501)	(3,255)
Stage 2 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,029)	(2,765)
Transfer to Stage 1	(226)	(275)
Transfer to Stage 3	867	2,084
Cure from Stage 1	179	104
Cure from Stage 3	(284)	(218)
Net increase / (Reversal)	140	(959)
Closing balance	(1,353)	(2,029)
Stage 3 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(30,635)	(22,785)
Transfer to Stage 1	(287)	(803)
Transfer to Stage 2	(4,223)	(5,569)
Cure from Stage 1	99	70
Cure from Stage 2	481	388
Derecognition	18,007	13,638
Net increase / (Reversal)	(8,034)	(15,574)
Closing balance	(24,592)	(30,635)
Stage 3 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(5,952)	(6,288)
Transfer to Stage 1	(8)	(3)
Transfer to Stage 2	(32)	(63)
Cure from Stage 1	2	17
Cure from Stage 2	6	9
Derecognition	310	570
Net increase / (Reversal)	2,145	946
Closing balance	(3,529)	(5,952)
Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(3,759)	(2,567)
Transfer to Stage 1	(64)	(90)
Transfer to Stage 2	(685)	(550)
Cure from Stage 1	51	41
Cure from Stage 2	112	92
Derecognition	2,354	1,836
Net increase / (Reversal)	(2,032)	(2,521)
Closing balance	(4,023)	(3,759)
Stage 3 [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Transfer to Stage 1	(12)
Transfer to Stage 2	(867)
Cure from Stage 1	46
Cure from Stage 2	284
Stage 3 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(12,472)	(11,427)
Transfer to Stage 1	(203)	(197)
Transfer to Stage 2	(2,639)	(2,872)
Cure from Stage 1	0	0
Cure from Stage 2	79	69
Derecognition	10,309	11,764
Net increase / (Reversal)	(7,942)	(9,809)
Closing balance	(12,868)	(12,472)
Stage 3 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(8,452)	(2,503)
Transfer to Stage 1		(513)
Transfer to Stage 2		(2,084)
Cure from Stage 1		12
Cure from Stage 2		218
Derecognition	5,034	608
Net increase / (Reversal)	(205)	(4,190)
Closing balance	R$ (4,172)	R$ (8,452)